Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUE		$ 807,500
COST OF REVENUE		133,000
GROSS PROFIT		674,500
OPERATING EXPENSES:
Selling and marketing		183,679	365,876
General and administrative
Payroll and related benefits		952,122	962,210
Professional fees		536,034	463,780
Other general and administrative expenses		534,871	508,746
Total Operating Expenses		2,206,706	2,300,612
LOSS FROM OPERATIONS		(1,532,206)	(2,300,612)
OTHER INCOME (EXPENSE)
Interest income		1,946,980	2,204,575
Interest expense		(1,202,800)	(2,833,042)
Allowance for credit losses - notes receivable		(24,347,489)	(25,512,186)
Loss on sale of notes receivable		(21,292,430)
Other income		337	54,740
Foreign currency transaction gain		4,766	14,846
Total Other Expense, net		(44,890,636)	(26,071,067)
LOSS BEFORE INCOME TAXES		(46,422,842)	(28,371,679)
INCOME TAX EXPENSES		(5,770)
NET LOSS		(46,428,612)	(28,371,679)
COMPREHENSIVE LOSS:
NET LOSS		(46,428,612)	(28,371,679)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		3,131	73,561
TOTAL COMPREHENSIVE LOSS		$ (46,425,481)	$ (28,298,118)
NET LOSS PER COMMON SHARE
Basic (in Dollars per share)	[1]	$ (1.84)	$ (0.14)
Diluted (in Dollars per share)	[1]	$ (1.84)	$ (0.14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in Shares)	[1]	25,186,864	199,145,041
Diluted (in Shares)	[1]	25,186,864	199,145,041

[1]	After giving effect to the reverse stock split effected on December 18, 2024.